Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Intangible assets	$ 15,070	$ 14,920	$ 400
Stockholders' Deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	750,000,000	750,000,000	750,000,000
Preferred stock, issued shares	50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	900,000,000	900,000,000	900,000,000
Common stock, issued shares	42,519,708	17,136,743	16,694,017
Common stock, outstanding shares	42,519,708	17,136,743	16,694,017